FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
          ------------------------------------------------------------

                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 891-2100
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY              02/16/10
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         None
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Form 13F Information Table Entry Total:    7
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Form 13F Information Table Value Total:   $ 1,713,901 (thousands)
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List of Other Included Managers:           None

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                December 31, 2009


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    Column 1                   Column 2         Column 3   Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                    Value       Shares or  SH/ Put/  Investment Other       Voting Authority
  Name of Issuer                Class          CUSIP      (x$1000)     Prin. Amt. PRN Call  Discretion Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV              SHS         N00985 10 6   $  287,550   31,738,374  SH        SOLE               31,738,374
BIOSPHERE MEDICAL INC           COM         09066V 10 3   $    4,272    1,559,268  SH        SOLE                1,559,268
BLUELINX HLDGS INC              COM         09624H 10 9   $   50,137   18,100,000  SH        SOLE               18,100,000
MOLECULAR INSIGHT PHARM INC     COM         60852M 10 4   $    8,412    3,738,738  SH        SOLE                3,738,738
NEXTWAVE WIRELESS INC           COM         65337Y 10 2   $      358      807,989  SH        SOLE                  807,989
TALECRIS BIOTHERAPEUTICS HLD    COM         874227 10 1   $1,362,373   61,175,236  SH        SOLE               61,175,236
TERRESTAR CORP                  COM         881451 10 8   $      799      850,000  SH        SOLE                  850,000